Suppliers - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Suppliers
Local suppliers		R$ 128,639	R$ 98,824
Copyright		19,317	28,685
Reverse factoring	[1]	110,513	94,930
Related parties		20,985	1,219
Suppliers		R$ 279,454	R$ 223,658
Somos - Anglo (Predecessor)
Suppliers
Local suppliers				R$ 87,010	R$ 63,833
International suppliers				2,040	3,160
Copyright				35,376	51,435
Reverse factoring				99,685	98,320
Related parties				3,354	800
Other				1,050	3,175
Suppliers				R$ 228,515	R$ 220,723

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.